Cover	Jan. 24, 2023
Cover [Abstract]
Entity Registrant Name	Singlepoint Inc.
Entity Central Index Key	0001443611
Document Type	8-K/A
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	false
Document Period End Date	Jan. 24, 2023
Entity File Number	000-53425
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	26-1240905
Entity Address Address Line 1	2999 North 44th Street
Entity Address Address Line 2	Suite 530
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85018
City Area Code	888
Written Communications	false
Soliciting Material	false
Pre Commencement Issuer Tender Offer	false
Pre Commencement Tender Offer	false
Local Phone Number	682-7464
Amendment Description	This Form 8-K/Amendment No. 1 is being filed to correct a typographical error contained in the Form 8-K filed by Singlepoint Inc. (the “Company”) on January 26, 2023 (the “Original Form 8-K”). This amendment clarifies that the Company filed an Amended and Restated Certificate of Designation for the Class E Convertible Preferred Stock only, the Certificate of Designation for the Class A Convertible Preferred Stock has not been amended.